Fair Value Measurements - Summary of utilized in determining valuation (Details)	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 $ / shares yr
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant expiration term	5 years
Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent liability measurement input | $ / shares	4.46	11.6
Expected volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent liability measurement input	62.5	70
Expected term (in years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent liability measurement input | yr	1.6	2
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent liability measurement input	0.58	0.2